Common share capital	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Common share capital
Common share capital

	December 31, 2017		December 31, 2016
	Common shares of par value $0.10		Common shares of par value $0.10
	Shares	U.S. dollars millions	Shares	U.S. dollars millions
Authorized share capital	100,000,000	10.0	100,000,000	10.0

Issued and fully paid share capital	24,351,618	2.4	24,351,618	2.4
Treasury shares held by Company	(237,386)	—	(237,386)	—
Outstanding shares in issue	24,114,232	2.4	24,114,232	2.4

As of December 31, 2012, the Company's shares were listed on the Norwegian OTC list. On January 29, 2014, the Company completed its initial public offering in the United States. The total number of shares issued by the Company as of December 31, 2013 consisted of 3,000 shares issued upon formation of the Company, 50,000,000 shares issued to the general public in a private placement during February 2011, 150,000,000 shares issued to Seadrill as part of the consideration for the transfer of the business to the Company on March 31, 2011, 30,000,000 shares issued in a private placement during March 2012 and 13,513,514 shares issued when North Atlantic Drilling completed its initial public offering on the New York Stock Exchange on January 29, 2014.

After incorporation, the Company repurchased shares that may be canceled or held as treasury shares. As of December 31, 2017, the Company held 237,386 common shares as treasury shares at cost (December 31, 2016: 237,386 treasury shares).

The NYSE has suspended trading in and delisted our common shares.
The NYSE has determined that our common stock is no longer suitable for listing pursuant to Listed Company Manual Section 802.01D because of our announcement on September 12, 2017 that the Company and other consolidated subsidiaries of Seadrill filed prearranged Chapter 11 cases in the Southern District of Texas. In reaching its delisting determination, NYSE Regulation noted that the shareholders of the Company will receive no recovery and therefore continued listing was no longer suitable. The NYSE suspended trading in our common stock prior to the opening of the markets on September 13, 2017 and subsequently delisted our common stock.

As of the Chapter 11 Filing Date, September 12, 2017, we had 24,351,618 common shares outstanding. We will continue to account for our common shares at their carrying value until a plan confirmed by the Bankruptcy Court becomes effective, which may result in an adjustment.

Reverse stock split and capital reduction
In December 2015, the shareholders in a special general meeting approved a capital reorganization including a 1-for-10 reverse stock split of the Company's issued and outstanding common shares and reducing par value from $5.00 to $0.10. In addition, the total authorized share capital was reduced from $2,000.0 million to $10.0 million.

As a result of the capital restructuring in December 2015, the number of shares outstanding fell from 241,142,651 to 24,114,232, the issued share capital of the Company fell from $1,205.7 million to $2.4 million, and the contributed surplus increased by $1,203.3 million.